Discontinued Operations	12 Months Ended
Dec. 31, 2016
Photomedex, Inc. [Member]
Discontinued Operations

Note 2

Discontinued Operations:

On June 22, 2015, the Company closed on the asset sale of the XTRAC and VTRAC business for $42.5 million in cash. The Company realized net proceeds of approximately $41 million. The sale was effective June 22, 2015. The domestic revenues from this business have historically been reported in our Physician Recurring business segment. Internationally, we sold our XTRAC-Velocity and VTRAC equipment to distributors which sales have been historically reported in our Professional Equipment segment. As this business was a substantial business unit of the Company, and as such the sale brought a strategic shift in focus of management. The Company accordingly classified this former business as discontinued operations with ASC Topic 360.

The Company recognized a gain of $9,410, net of tax of $5,447, on the sale of the discontinued operations in the year ended December 31, 2015, which represents the difference between the adjusted net purchase price and the carrying value of the disposal group.

Revenues from the XTRAC and VTRAC business, reported as discontinued operations, for the year ended December 31, 2015 were $14,669. Loss from the XTRAC and VTRAC business, reported as discontinued operations, for the year ended December 31, 2015 was $5,042, which includes interest expense of $2,289 and stock compensation of $1,684 related to the contractual acceleration of vesting of awards then outstanding to employees from the XTRAC and VTRAC business, included as the result of acceleration of vesting periods, due to the sale..

On February 2, 2015, the Company closed on a sale transaction of 100% of the shares of LCA for $40 million in cash. Excluding estimated working capital adjustments and direct expenses (professional fees to third parties), PhotoMedex realized net proceeds of approximately $36.5 million. The sale was effective January 31, 2015. No income tax benefit was recognized by the Company from the loss on the sale of discontinued operations.

For the year ended December 31, 2015 a loss of $1,708 was recorded with respect to the operations of LCA (up to the completion of its sale), which included an amount of $2,345 of stock compensation expense related to the contractual acceleration of vesting of awards then outstanding to employees of LCA, as the result of acceleration of vesting periods, due to the sale.